Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision [Abstract]
Current tax
Deferred income tax (benefit)	(852,486)	(1,004,681)	(1,119,614)
Total	(852,486)	(1,004,681)	(1,119,614)
Change in valuation allowance	852,486	1,004,681	1,119,614
Total income tax expense